Cash and cash equivalents	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	June 30, 2025	December 31, 2024
(in $ millions)	$	$
Short-term deposits	719	861
Cash at banks and on hand	3,161	2,103
Cash and cash equivalents in the statement of financial position	3,880	2,964
i)Short-term deposits classification as cash equivalents or other investments
Time deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition. Time deposits that exceed that maturity are classified as “Other investments”.
ii)Restricted cash
Cash and cash equivalents include balances of $184 million (2024: $201 million) held by subsidiaries that operate in countries where legal restrictions apply when the balances are not available for general use by the parent or other subsidiaries.